Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2012